FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2022
FINANCING RECEIVABLES, NET
Schedule of financing receivables, net

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Short‑term:
Financing receivables from consolidated Trusts	526,411	623,872
Financing receivables from micro‑loan platforms	307,599	182,779
Total short‑term financing receivables	834,010	806,651
Allowance for credit losses	(131,558)	(139,427)
Total short‑term financing receivables, net	702,452	667,224
Long‑term:
Financing receivables from consolidated Trusts	10,243	—
Financing receivables from micro‑loan platforms	—	—
Total long‑term financing receivables	10,243	—
Allowance for credit losses	(204)	—
Total long‑term financing receivables, net	10,039	—

Schedule of balances of financing receivables by due date

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Due in months
0‑12	834,010	806,651
13‑24	10,243	—
Total financing receivables	844,253	806,651

Schedule of provision for credit losses, financing receivable

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Beginning balance prior to ASC 326	(93,070)	—	—
Impact of adoption of ASC 326	(60,899)	—	—
Beginning balance	(153,969)	(127,319)	(131,762)
(Provisions) Reversals	26,650	(124,335)	(18,658)
Write‑offs	—	119,892	10,993
Ending balance	(127,319)	(131,762)	(139,427)

Schedule of financing receivables portfolio based on customer type, origination year and delinquency

					180 days
	1‑29 Days	30‑59 Days	60‑89 Days	90‑179 Days	or greater	Total
RMB in the thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Property transaction related business
2017 and before	—	—	—	—	4,942	4,942	—	4,942
2018	—	—	—	—	36,676	36,676	—	36,676
2019	—	—	—	—	21,616	21,616	—	21,616
2020	—	—	—	—	23,587	23,587	—	23,587
2021	8,340	6,039	8,678	18,161	52,252	93,470	511,224	604,694
Subtotal	8,340	6,039	8,678	18,161	139,073	180,291	511,224	691,515
Non-property transaction related business
2017 and before	—	—	—	—	453	453	—	453
2018	60	182	269	1,629	1,748	3,888	—	3,888
2019	309	464	572	1,662	8,123	11,130	45,752	56,882
2020	495	268	377	1,086	4,543	6,769	51,246	58,015
2021	421	459	371	529	37	1,817	31,683	33,500
Subtotal	1,285	1,373	1,589	4,906	14,904	24,057	128,681	152,738
December 31, 2021	9,625	7,412	10,267	23,067	153,977	204,348	639,905	844,253
Property transaction related business
2018 and before	—	—	—	—	32,037	32,037	—	32,037
2019	—	—	—	—	19,931	19,931	—	19,931
2020	—	—	—	—	19,023	19,023	—	19,023
2021	—	—	—	—	57,261	57,261	—	57,261
2022	2,980	—	—	2,963	834	6,777	619,209	625,986
Subtotal	2,980	—	—	2,963	129,086	135,029	619,209	754,238
Non-property transaction related business
2018 and before	—	—	—	—	3,954	3,954	—	3,954
2019	82	804	4,447	15,547	13,220	34,100	—	34,100
2020	—	—	3	—	4,466	4,469	11	4,480
2021	—	—	—	3	3,286	3,289	5,800	9,089
2022	44	108	55	544	39	790	—	790
Subtotal	126	912	4,505	16,094	24,965	46,602	5,811	52,413
December 31, 2022	3,106	912	4,505	19,057	154,051	181,631	625,020	806,651